Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member] Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Previously Reported [Member] Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Previously Reported [Member] Total Shareholders' Deficit [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Previously Reported [Member]	Revision of Prior Period, Adjustment [Member] Common Stock [Member]		Revision of Prior Period, Adjustment [Member] Additional Paid-in Capital [Member]	Revision of Prior Period, Adjustment [Member] Retained Earnings [Member]	Revision of Prior Period, Adjustment [Member] Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Revision of Prior Period, Adjustment [Member] Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Revision of Prior Period, Adjustment [Member] Total Shareholders' Deficit [Member]	Revision of Prior Period, Adjustment [Member] Noncontrolling Interest [Member]	Revision of Prior Period, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]	Total Shareholders' Deficit [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 58,030	$ 29,172,373	$ (76,768,829)	$ 40,793	$ 20,505	$ (47,477,128)	$ 22,741,749	$ (24,735,379)	$ (54,632)		$ 54,632							$ 3,398	$ 29,227,005	$ (76,768,829)	$ 40,793	$ 20,505	$ (47,477,128)	$ 22,741,749	$ (24,735,379)
Balance, shares at Dec. 31, 2022	58,030,000								(24,049,247)	[1]								33,980,753
Net loss																				(15,306,550)			(15,306,550)	888,764	(14,417,786)
Foreign currency translation adjustments																					27,758		27,758	(17,150)	10,608
Remeasurement for the year																						690	690		690
Balance at Dec. 31, 2023	$ 58,030	29,172,373	(92,075,379)	68,551	19,815	(62,756,610)	23,613,363	(39,143,247)	$ (54,632)		54,632							$ 3,398	29,227,005	(92,075,379)	68,551	19,815	(62,756,610)	23,613,363	(39,143,247)
Balance, shares at Dec. 31, 2023	58,030,000								(24,049,247)	[1]								33,980,753
Net loss																				(3,034,984)			(3,034,984)	403,056	(2,631,928)
Foreign currency translation adjustments																					363,393		363,393	4,742	368,135
Disposal of subsidiaries
Balance at Mar. 31, 2024																		$ 3,398	29,227,005	(95,110,363)	431,944	19,815	(65,428,201)	24,021,161	(41,407,040)
Balance, shares at Mar. 31, 2024																		33,980,753
Balance at Dec. 31, 2023	$ 58,030	$ 29,172,373	$ (92,075,379)	$ 68,551	$ 19,815	$ (62,756,610)	$ 23,613,363	(39,143,247)	$ (54,632)		$ 54,632							$ 3,398	29,227,005	(92,075,379)	68,551	19,815	(62,756,610)	23,613,363	(39,143,247)
Balance, shares at Dec. 31, 2023	58,030,000								(24,049,247)	[1]								33,980,753
Net loss																				(39,475,321)			(39,475,321)	648,559	(38,826,762)
Foreign currency translation adjustments																					(210,952)		(210,952)	1,421	(209,531)
Disposal of subsidiaries																				27,798			27,798		27,798
Share-based compensation																		396	20,869,721				20,870,117		20,870,117
Remeasurement for the year																						14,464	14,464		14,464
Share-based compensation, shares																		3,964,324
Issuance of share capital (before Business Combination)																		$ 206	22,350,001				22,350,207		22,350,207
Issuance of share capital (before Business Combination), shares																		2,054,923
Business Combination and PIPE Financing																		$ 653	(6,807,889)				(6,807,236)		(6,807,236)
Business Combination and PIPE Financing, shares																		6,527,999
Acquisition of subsidiaries																								(31,868)	(31,868)
Balance at Dec. 31, 2024								$ (41,756,058)										$ 4,653	65,638,838	(131,522,902)	(142,401)	34,279	(65,987,533)	24,231,475	(41,756,058)
Balance, shares at Dec. 31, 2024																		46,527,999
Net loss																				(4,674,358)			(4,674,358)	187,000	(4,487,358)
Foreign currency translation adjustments																					130,463		130,463	41,069	171,532
Share-based compensation																			2,158,749				2,158,749		2,158,749
Remeasurement for the year																						(14,468)	(14,468)		(14,468)
Balance at Mar. 31, 2025																		$ 4,653	$ 67,797,587	$ (136,197,260)	$ (11,938)	$ 19,811	$ (68,387,147)	$ 24,459,544	$ (43,927,603)
Balance, shares at Mar. 31, 2025																		46,527,999

[1]	Converted into new promissory note - Sponsor upon the Closing of the Business Combination.